Commitments And Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual commitments under energy-related contracts, leases and other agreements [Table Text Block]
At December 31, 2017, we had contractual commitments under energy-related contracts, leases and other agreements as follows.

	Coal purchase and transportation agreements	Pipeline transportation and storage reservation fees	Nuclear Fuel Contracts	Other Contracts
2018	$12	$39	$120	$158
2019	—	28	48	46
2020	—	28	47	55
2021	—	29	55	36
2022	—	29	32	89
Thereafter	—	141	193	194
Total	$12	$294	$495	$578

Schedule of future minimum lease payments for capital and operating leases
At December 31, 2017, future minimum lease payments under operating leases are as follows:

Operating Leases (a)
2018	$17
2019	15
2020	12
2021	10
2022	8
Thereafter	150
Total future minimum lease payments	$212
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(a)	Includes operating leases with initial or remaining noncancellable lease terms in excess of one year.